Newfleet Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2019
($ reported in thousands)
	Par Value	Value
Municipal Bonds(1)—95.7%
Alabama—1.6%
Black Belt Energy Gas District, Natural Gas Purchase Revenue, Mandatory Put 12/1/23, 4.000%, 12/1/48(2)	$465	$502
Pell City Special Care Facilities Financing Authority, Noland Health Services Revenue,
4.000%, 12/1/25	500	523
5.000%, 12/1/25	1,000	1,064
		2,089

Arizona—4.9%
Arizona Board of Regents, Arizona State University System Revenue,
5.000%, 7/1/36	1,000	1,192
5.000%, 7/1/37	360	428
Arizona Department of Transportation, State Highway Fund Revenue, 5.000%, 7/1/36	500	598
Arizona State Health Facilities Authority, Scottsdale Lincoln Hospital Revenue, 5.000%, 12/1/24	565	662
Maricopa County Industrial Development Authority, Banner Health Revenue, 4.000%, 1/1/34	1,000	1,113
Northern Arizona University, Stimular Plan for Economic and Educational Development Revenue,
5.000%, 8/1/24	1,115	1,252
5.000%, 8/1/25	1,000	1,122
		6,367

Arkansas—0.5%
University of Arkansas, Facility Revenue, 5.000%, 11/1/33	505	609
California—2.9%
California Municipal Finance Authority, Bowles Hall Foundation Revenue,
4.000%, 6/1/21	100	104
4.500%, 6/1/23	225	247
4.500%, 6/1/24	150	168
California State Health Facilities Financing Authority, Providence St. Joseph Health, 4.000%, 10/1/36	275	305
California State Municipal Finance Authority, Community Medical Centers, 5.000%, 2/1/27	400	469
California Statewide Communities Development Authority, The Culinary Institute of America Revenue, 5.000%, 7/1/28	200	238
Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue, 5.000%, 6/1/47	800	827
Inglewood Redevelopment Agency Successor Agency, Subordinate Lien Merged Redevelopment Project, Tax Allocation Revenue, (BAM Insured) 5.000%, 5/1/32	545	663
Santa Clarita Community College District, General Obligation, 3.000%, 8/1/44	500	508
	Par Value	Value

California—continued
Temecula Valley Unified School District Financing Authority, Special Tax Revenue, (BAM Insured) 5.000%, 9/1/25	$175	$208
		3,737

Colorado—5.8%
Denver Convention Center Hotel Authority Revenue, Senior Lien, 5.000%, 12/1/27	400	475
E-470 Public Highway Authority Revenue,
5.000%, 9/1/20	340	348
(NATL Insured) 0.000%, 9/1/29	665	396
Public Authority For Colorado Energy, Natural Gas Purchase Revenue,
6.125%, 11/15/23	1,785	1,977
6.250%, 11/15/28	2,250	2,874
Regional Transportation District, Sales Tax Revenue, Fastracks Project, 5.000%, 11/1/32	1,195	1,452
		7,522

Connecticut—2.4%
Connecticut Housing Finance Authority, Mortgage Revenue, (GNMA / FNMA / FHLMC Insured) 3.200%, 11/15/33	425	444
Connecticut State Health & Educational Facility Authority, Hartford Healthcare Revenue, 5.000%, 7/1/25	1,500	1,728
Connecticut, State of, General Obligation, 5.000%, 9/15/34	750	921
		3,093

District of Columbia—4.0%
Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Second Lien, (AGC Insured) 6.500%, 10/1/41	4,000	5,150
Florida—10.3%
Brevard County Health Facilities Authority, Health First Revenue, 5.000%, 4/1/21	115	120
Brevard County School Board, Certificates of Participation, 5.000%, 7/1/32	1,000	1,210
Broward County School Board, Certificates of Participation, 5.000%, 7/1/32	300	357
Central Florida Expressway Authority, Senior Lien Toll Revenue, 4.000%, 7/1/30	200	226
Florida, State of, General Obligation, 5.000%, 7/1/31	4,000	5,121
Miami Beach Redevelopment Agency, Tax Increment Revenue, 5.000%, 2/1/32	300	338
Miami-Dade County Educational Facilities Authority, University of Miami Revenue, 5.000%, 4/1/30	200	232
See Notes to Schedule of Investments

Newfleet Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
	Par Value	Value

Florida—continued
Miami-Dade County School Board, Certificates of Participation, 5.000%, 2/1/34	$1,700	$1,990
Seminole County School Board, Certificates of Participation, 5.000%, 7/1/29	1,935	2,340
South Florida Water Management District, Certificates of Participation, 5.000%, 10/1/35	750	883
Tallahassee, City of, Health Facilities Revenue, Tallahassee Memorial Healthcare, 5.000%, 12/1/36	480	553
		13,370

Georgia—0.6%
Atlanta Water & Wastewater Revenue, 5.000%, 11/1/31	650	768
Idaho—1.4%
Idaho Health Facilities Authority, St. Luke’s Health System Revenue, 5.000%, 3/1/37	235	279
Idaho Housing & Finance Association, Federal Highway Grant Anticipation Revenue, 4.500%, 7/15/29	1,500	1,565
		1,844

Illinois—10.6%
Chicago O’Hare International Airport, Passenger Facilities Charge Revenue, 5.000%, 1/1/20	70	70
Chicago, City of,
Sales Tax Revenue, (Pre-Refunded 1/1/22 @ 100) 5.250%, 1/1/38	25	27
Sales Tax Revenue, (Escrowed to Maturity) 5.000%, 1/1/21	750	778
Waterworks Revenue, Second Lien, 5.000%, 11/1/22	500	548
Waterworks Revenue, Second Lien, 5.000%, 11/1/30	500	585
Waterworks Revenue, Second Lien, (AGM Insured) 5.000%, 11/1/31	500	597
Waterworks Revenue, Second Lien, (AGM Insured) 5.250%, 11/1/32	350	425
Illinois Finance Authority, Rush University Medical Center Revenue, 5.000%, 11/15/21	250	267
Illinois State Toll Highway Authority, Toll Highway Revenue, Senior Lien, 5.000%, 1/1/32	1,000	1,187
Illinois, State of, General Obligation,
5.000%, 4/1/22	815	869
5.000%, 2/1/26	1,490	1,635
5.000%, 2/1/27	1,250	1,445
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project Revenue, (AGM Insured) 0.000%, 6/15/26	1,000	868
Railsplitter Tobacco Settlement Authority, Tobacco Settlement Revenue, 5.000%, 6/1/27	450	541
	Par Value	Value

Illinois—continued
Sales Tax Securitization Corp., Chicago Sales Tax Revenue, Sales Tax Revenue, 5.000%, 1/1/30	$1,500	$1,782
University of Illinois, Auxiliary Facilities System Revenue,
5.500%, 4/1/31	1,540	1,612
5.125%, 4/1/36	500	520
		13,756

Indiana—2.2%
Indiana Finance Authority,
Indiana University Health Center Revenue, 5.000%, 12/1/22	800	888
Parkview Health System, 5.000%, 11/1/43	1,700	2,041
		2,929

Louisiana—0.4%
New Orleans Sewerage Service Revenue, 5.000%, 6/1/20	550	559
Maine—2.0%
Portland, City of, General Airport Revenue,
5.000%, 7/1/26	1,000	1,115
5.000%, 7/1/29	580	643
5.000%, 7/1/30	770	853
		2,611

Maryland—1.9%
Baltimore, City of, Convention Center Hotel Revenue, 5.000%, 9/1/36	250	290
Maryland Economic Development Corp., Exelon Generation Co. Revenue, Mandatory Put 6/1/20, 2.550%, 12/1/25(2)	500	503
Maryland Health & Higher Educational Facilities Authority,
Medstar Health System Revenue, 5.000%, 8/15/26	800	942
Medstar Health System Revenue, 5.000%, 5/15/42	600	706
		2,441

Massachusetts—0.5%
Massachusetts Port Authority, Transportation Revenue, 5.000%, 7/1/31	500	605
Michigan—2.0%
Michigan Finance Authority, Beaumont Health Credit Group Revenue, 5.000%, 8/1/27	1,250	1,442
Michigan State Building Authority, Facilities Program Lease Revenue,
5.000%, 4/15/25	500	597
4.000%, 10/15/36	500	552
		2,591

See Notes to Schedule of Investments

Newfleet Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
	Par Value	Value

New Jersey—5.8%
Camden County Improvement Authority Healthcare Redevelopment Project, Cooper Health System Revenue, 5.000%, 2/15/22	$950	$1,020
New Jersey Economic Development Authority, Cigarette Tax Revenue, (AGM Insured) 5.000%, 6/15/22	3,000	3,247
New Jersey Housing & Mortgage Finance Agency, Mortgage Revenue, 4.375%, 4/1/28	1,675	1,745
New Jersey Turnpike Authority, Toll Revenue, 4.000%, 1/1/35	240	275
Tobacco Settlement Financing Corp., Tobacco Settlement Revenue,
5.000%, 6/1/31	250	302
5.000%, 6/1/32	250	301
5.000%, 6/1/33	250	300
5.000%, 6/1/34	250	298
		7,488

New York—4.1%
Buffalo & Erie County Industrial Land Development Corp., Catholic Health System Revenue, 5.000%, 7/1/23	550	617
Dutchess County Local Development Corp., The Culinary Institute of America Revenue, 5.000%, 7/1/33	180	218
New York City Industrial Development Agency, Queens Baseball Stadium Project Revenue,
(AGC Insured) 6.125%, 1/1/29	500	502
(AMBAC Insured) 5.000%, 1/1/20	900	900
(AMBAC Insured) 5.000%, 1/1/31	470	475
New York City Municipal Water Finance Authority, Water & Sewer Revenue, General Resolution, 5.000%, 6/15/40	1,295	1,584
New York State Dormitory Authority,
New York University Hospitals Center Revenue, 5.000%, 7/1/33	150	178
Orange Regional Medical Center Revenue, 5.000%, 12/1/23(3)	300	338
New York Transportation Development Corp., American Airlines JFK Project Revenue, 5.000%, 8/1/26	250	262
TSASC, Inc., Tobacco Settlement Revenue, 5.000%, 6/1/34	190	224
		5,298

North Dakota—1.1%
Barnes County North Public School District Building Authority, Lease Revenue, (Pre-Refunded 5/1/21 @ 100) 4.250%, 5/1/27	1,330	1,384
Ohio—1.4%
New Albany Community Authority, Community Facilities Revenue, 5.000%, 10/1/24	1,250	1,374
	Par Value	Value

Ohio—continued
Northeast Ohio Regional Sewer District Revenue, 3.000%, 11/15/40	$500	$515
		1,889

Oregon—2.1%
Oregon State Housing & Community, Mortgage Revenue, Residential Finance Program Revenue, 4.500%, 1/1/49	435	476
Oregon, State of, General Obligation, 5.000%, 5/1/33	1,095	1,313
Washington & Multnomah Counties, Beaverton School District No. 48J, General Obligation, (SCH BD GTY Insured) 5.000%, 6/15/36	800	977
		2,766

Pennsylvania—4.3%
Butler County Hospital Authority, Butler Health System Revenue, 5.000%, 7/1/30	250	288
Delaware River Joint Toll Bridge Commission, Bridge System Revenue, 5.000%, 7/1/34	250	306
Pennsylvania Turnpike Commission, Turnpike Revenue Subordinate Lien,
(Pre-Refunded 12/1/20 @ 100) 6.000%, 12/1/34	250	261
(Pre-Refunded 12/1/20 @ 100) 6.000%, 12/1/34	265	277
(Pre-Refunded 12/1/20 @ 100) 6.000%, 12/1/34	1,235	1,290
Toll Highway Revenue, 6.375%, 12/1/38	2,000	2,596
Philadelphia, City of,
Water & Wastewater Revenue, 5.000%, 11/1/31	125	153
Water & Wastewater Revenue, 5.000%, 10/1/42	300	358
		5,529

South Carolina—1.1%
Dorchester County, Water & Sewer Revenue, 5.000%, 10/1/28	1,020	1,121
South Carolina Association of Governmental Organizations Educational Facilities Corp., for Pickens School District Lease Revenue, 5.000%, 12/1/24	250	293
		1,414

Tennessee—2.5%
Chattanooga-Hamilton County Hospital Authority, Erlanger Health System Revenue, 5.000%, 10/1/26	1,000	1,138
Tennessee Housing Development Agency, Residential Finance Program Revenue,
2.050%, 7/1/20	545	547
2.300%, 1/1/21	310	313
See Notes to Schedule of Investments

Newfleet Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
	Par Value	Value

Tennessee—continued
Tennessee State School Bond Authority, Higher Education Program Revenue, (ST HGR ED INTERCEPT PROG Insured) 5.000%, 11/1/34	$1,000	$1,239
		3,237

Texas—15.6%
Corpus Christi Independent School District, General Obligation, (PSF-GTD Insured) 4.000%, 8/15/43	5,000	5,571
Hidalgo County Drain District No. 1, General Obligation, 5.000%, 9/1/28	1,000	1,186
Lamar Consolidated Independent School District, General Obligation, (PSF-GTD Insured) 5.000%, 2/15/34	1,000	1,212
North Texas Tollway Authority, Special Project System Revenue, (Pre-Refunded 9/1/31 @ 100) 0.000%, 9/1/43	2,340	2,946
Southmost Regional Water Authority, Desalination Plant Project Revenue,
(AGM Insured) 5.000%, 9/1/23	1,085	1,188
(AGM Insured) 5.000%, 9/1/25	1,015	1,110
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, 6.250%, 12/15/26	1,385	1,630
Texas Municipal Gas Acquisition & Supply Corp. II, Gas Supply Revenue, 1.940%, 9/15/27(2)	2,620	2,592
Texas Water Development Board Revenue, 5.000%, 8/1/29	1,000	1,300
Upper Trinity Regional Water District Authority, Regional Treated Supply System Revenue, (BAM Insured) 5.000%, 8/1/24	1,340	1,555
		20,290

Vermont—0.3%
Vermont Educational & Health Buildings Financing Agency, University of Vermont Health Network Revenue, 5.000%, 12/1/35	300	353
Virginia—0.6%
Virginia College Building Authority, Marymount University Revenue,
5.000%, 7/1/20(3)	200	203
5.000%, 7/1/21(3)	400	414
5.000%, 7/1/22(3)	195	206
		823

Washington—1.5%
King County Sewer Revenue, 5.000%, 7/1/36	1,630	1,944
West Virginia—0.2%
Monongalia County Building Commission, Monongalia Health System Revenue, 5.000%, 7/1/23	300	330
	Par Value	Value

Wisconsin—1.1%
Public Finance Authority,
Renown Regional Medical Center Revenue, 5.000%, 6/1/33	$1,000	$1,170
Waste Management, Inc. Revenue, 2.875%, 5/1/27	250	262
		1,432

Total Municipal Bonds (Identified Cost $116,078)		124,218

	Shares
Exchange-Traded Fund—1.0%
VanEck Vectors High-Yield Municipal Index ETF(4)	20,630	1,321
Total Exchange-Traded Fund (Identified Cost $1,259)		1,321

Total Long-Term Investments—96.7% (Identified Cost $117,337)		125,539

Short-Term Investment—2.2%
Money Market Mutual Fund—2.2%
Dreyfus AMT-Free Tax Exempt Cash Management (seven-day effective yield 1.290%)(4)	2,890,516	2,891
Total Short-Term Investment (Identified Cost $2,891)		2,891

TOTAL INVESTMENTS—98.9% (Identified Cost $120,228)		$128,430
Other assets and liabilities, net—1.1%		1,472
NET ASSETS—100.0%		$129,902

Abbreviations:
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BAM	Build America Municipal Insured
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”)
FNMA	Federal National Mortgage Association (“Fannie Mae”)
GNMA	Government National Mortgage Association (“Ginnie Mae”)
NATL	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guarantee Program
SCH BD GTY	School Bond Guaranty

See Notes to Schedule of Investments

Newfleet Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
Footnote Legend:
(1)	At December 31, 2019, 20.8% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. None of the insurers concentration exceeds 10% of the Fund’s net assets.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019, these securities amounted to a value of $1,161 or 0.9% of net assets.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the market value of the Fund’s investments as of December 31, 2019, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Municipal Bonds	$124,218	$—	$124,218
Equity Securities:
Exchange-Traded Fund	1,321	1,321	—
Money Market Mutual Fund	2,891	2,891	—
Total Investments	$128,430	$4,212	$124,218
There were no securities valued using significant unobservable inputs (Level 3) at December 31, 2019.
There were no transfers into or out of Level 3 related to securities held at December 31, 2019.
See Notes to Schedule of Investments

NEWFLEET TAX-EXEMPT BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2019
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depository Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.